Note 3 - Debt	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Debt Disclosure [Text Block]
3
.   DEBT

In
April 2020,
the Company received a
$1,690,385
 loan (the “PPP Loan”) from JPMorgan Chase Bank, N.A. (the “Bank”), under the Paycheck Protection Program, which was established under the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”), as modified by the Paycheck Protection Flexibility Act of
2020
(the “PPP Flexibility Act”). The term of the PPP Loan is
two
years from the funding date of the PPP Loan. The interest rate on the PPP Loan is
0.98%.
Under the terms of the PPP Loan, interest accrues from the funding date of the PPP Loan but payment of both principal and interest is deferred for six
months. Pursuant to the terms of the CARES Act, the PPP Loan is eligible for forgiveness by the Small Business Administration ("SBA"), if and to the extent that the Company satisfies certain requirements. The Company submitted an application for forgiveness of the PPP Loan on
April 21, 2021
and received notification on
June 22, 2021
that full forgiveness of the loan was authorized by the
SBA
.

On
March 8, 2021,
the Company entered into a Credit Agreement providing for a
$10
million revolving line of credit facility (the "Interim Credit Facility) with JPMorgan Chase Bank, N.A. (the "Bank"). The term of the Interim Credit Facility was relatively short with an expiration date of
July 15, 2021
because the Company was evaluating options for longer term credit arrangements. At
March 31, 2021,
the Company did
not
have any borrowings under the Interim Credit Facility. On
April
14
,
2021,
the Company executed a
first
amendment to the Interim Credit Facility that increased the size of the facility from
$10
million to
$20
million. On
May 19, 2021,
the Company entered into an Amended and Restated Credit Agreement with the Bank that provides for asset-based revolving loans in an aggregate principal amount up to
$40
million (the "ABL Facility"). The ABL Facility matures on
May 19, 2026
and replaced the Interim Credit Facility
in its entirety
. The ABL Facility is secured by substantially all of the assets of the Company and borrowings bear interest at a rate equal to LIBOR plus
1.7%
per annum. Availability of funds under the ABL Facility is subject to a borrowing base calculation determined as the sum of (a)
85%
of eligible accounts receivable, plus (b) the product of
85%
multiplied by the net orderly liquidating value percentage identified in the most recent inventory appraisal multiplied by eligible inventory and plus (c) a machinery and equipment component that is the lesser of
85%
of the net orderly liquidating value of eligible equipment or the machinery and equipment component limit which is initially
$5
million and reduces over the term of the facility. The ABL Facility contains a financial covenant restricting the Company from allowing its fixed charge coverage ratio be, as of the end of any calendar month, less than
1.10
to
1.00
for the trailing
twelve
month period then ending. The fixed charge coverage ratio is calculated as the ratio of (a) EBITDA, as defined in the ABL Facility, minus unfinanced capital expenditures to (b) cash interest expense plus scheduled principal payments on indebtedness plus taxes paid in cash plus restricted payments paid in cash plus capital lease obligation payments plus cash contributions to any employee pension benefit plans. The ABL Facility contains other representations and warranties and affirmative and negative covenants that are usual and customary. If certain conditions precedent are satisfied, the ABL facility may
be increased by up to an aggregate of
$10
million, in minimum increments of
$5
million.